Prudential Investment Portfolios, Inc. 15

PGIM Short Duration High Yield Income Fund

PGIM High Yield Fund

PGIM ESG High Yield Fund

(each a "Fund" and collectively the "Funds")

Supplement dated March 16, 2023

to each Fund's Currently Effective Summary Prospectus and Prospectus

You should read this Supplement in conjunction with each Fund's Summary Prospectus and Prospectus and retain it for future reference.

Effective immediately, Mr. Brian Lalli is added to each Fund's portfolio management team.

To reflect this change, each Fund's Summary Prospectus and Prospectus are hereby revised as follows effective immediately:

1.The tables in the section of Summary Prospectus and Prospectus for PGIM High Yield Fund and PGIM ESG High Yield Fund entitled "Management of the Fund" are hereby revised by adding the information set forth below with respect to Mr. Lalli:

Investment	Subadvisers	Portfolio	Title	Service Date
Managers		Managers

PGIM Investments	PGIM Fixed	Brian Lalli	Principal and Portfolio	March 2023
LLC	Income		Manager
PGIM Limited

2.The table in the section of the Summary Prospectus and Prospectus for PGIM Short Duration High Yield Income Fund entitled "Management of the Fund" is hereby revised by adding the information set forth below with respect to Mr. Lalli:

Investment	Subadviser	Portfolio	Title	Service Date
Managers		Managers

PGIM Investments	PGIM Fixed	Brian Lalli	Principal and Portfolio	March 2023
LLC	Income*		Manager

* PGIM Limited serves as a sub-subadviser to the Fund.

3.The section of each Fund's Prospectus entitled "How the Fund is Managed – Portfolio Managers", is hereby revised by adding the following professional biography for Mr. Lalli:

Brian Lalli is a Principal and portfolio manager for PGIM Fixed Income's U.S. High Yield Bond Team. Previously, Mr. Lalli was a credit analyst for PGIM Fixed Income's U.S. Leveraged Finance Credit Research team. Prior to joining the Firm in 2020, Mr. Lalli was a Director at Barclays, covering several high yield and investment grades sectors as a senior credit analyst since 2010. Mr. Lalli received a BS in Business and Technology and a minor in Economics from Stevens Institute of Technology.

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